Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Operating activities
Net income	$ 104,952	$ 96,243	$ 72,995
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	34,770	43,764	47,333
Net gain on sale of securities	(90)	(917)	(7,305)
Net gain on sale of loans	(5,539)	(13,724)	(11,794)
Net loss on sale of premises and equipment	3,280	632	0
Net (gain) loss from sale of repossessed property and other assets	(2,451)	(2,788)	(6,822)
Gain on acquisition of business	0	0	(3,950)
Provision for loan losses	684	11,574	30,145
Provision for repossessed assets	9,688	4,028	13,820
Proceeds from FDIC indemnification claims	8,914	5,284	57,090
Originations of residential real estate loans held-for-sale	(216,361)	(429,009)	(420,491)
Proceeds from sales of residential real estate loans held-for-sale	219,790	463,730	428,797
Net deferred income taxes	(12,463)	(6,088)	(14,719)
Changes in:
Accrued interest receivable	(1,544)	(329)	(3,326)
Other assets	(1,721)	(2,931)	15,005
FDIC indemnification asset	10,098	17,689	573
FDIC clawback liability	1,153	1,202	(1,284)
Accrued interest payable and other liabilities	(441)	(35,519)	21,653
Net cash provided by operating activities	152,719	152,841	217,720
Investing activities
Purchase of securities available for sale	(222,711)	(520,929)	(874,857)
Proceeds from sales and maturities of securities available for sale	354,399	567,931	858,709
Proceeds from sale of mortgage servicing rights	0	0	510
Net increase in loans	(465,217)	(308,696)	(753,714)
Purchase of premises and equipment	(4,978)	(3,318)	(12,451)
Proceeds from sale of premises and equipment	2,736	5,163	2,567
Proceeds from sale of other assets	34,107	45,877	118,834
Purchase of FHLB stock	(7,157)	(1,967)	(6,716)
Business acquisitions, net of cash acquired	0	0	(23,014)
Net cash used in investing activities	(308,821)	(215,939)	(690,132)
Financing activities
Net increase in deposits	103,972	63,693	254,100
Net increase (decrease) in securities sold under agreements to repurchase	(55,875)	(18,009)	20,923
Proceeds from FHLB advances and other borrowings	184,487	84,986	132,078
Net decrease in note payable to NAB	0	0	(7,000)
Dividends paid	(102,000)	(41,400)	(41,800)
Net cash provided by financing activities	130,584	89,270	358,301
Change in cash and due from banks	(25,518)	26,172	(114,111)
Cash and due from banks, beginning of year	282,157	255,985	370,096
Cash and due from banks, end of year	256,639	282,157	255,985
Supplemental disclosures of cash flows information
Cash payments for interest	33,570	43,832	51,502
Cash payments for income taxes	75,695	58,599	51,249
Supplemental schedules of noncash investing and financing activities
Loans transferred to repossessed assets and other assets	$ (33,502)	$ (28,980)	$ (62,158)